Note 38 - Defined Contribution Plan	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
38	Defined Contribution Plan

Under the terms of the Mining Industry Pension Fund (“Fund”) in Zimbabwe, eligible employees contribute a fixed percentage of their eligible earnings to the Fund. Blanket Mine makes a matching contribution plus an inflation levy as a fixed percentage of eligible earnings of these employees. The total contribution by Blanket Mine for the year ended December 31, 2022 was $1,022 (2021: $898, 2020: $796).